Concentration and risks (Details Narrative)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Concentration Risk [Line Items]
Credit risk description	the insurance coverage for cash deposits of each bank is RMB500,000. As of March 31, 2025, cash and restricted cash balance of RMB14,328,291 ($1,974,490) was deposited with financial institutions located in China, of which RMB12,610,367 ($1,737,755) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
concentration risk	27.00%	21.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
concentration risk	22.60%	15.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
concentration risk	16.10%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
concentration risk	57.20%	50.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
concentration risk	22.40%	21.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
concentration risk	13.60%	13.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
concentration risk	17.80%	28.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
concentration risk		22.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
concentration risk		10.50%